Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2014
Investments, All Other Investments [Abstract]
Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis as well as the estimated fair value of the Company’s financial instruments that are not accounted for at the fair value on a recurring basis.

		June 30, 2014		December 31, 2013
	Fair Value Hierarchy Level	Carrying Amount Asset / (Liability)	Fair Value Asset / (Liability)	Carrying Amount Asset / (Liability)	Fair Value Asset / (Liability)
		$	$	$	$
Recurring:
Cash and cash equivalents	Level 1	21,764	21,764	25,646	25,646
Derivative instruments
Interest rate swap agreements	Level 2	(22,900)	(22,900)	(25,268)	(25,268)
Stock purchase warrant	Level 3	4,026	4,026	—	—

Other:
Investment in term loans and interest receivable (note 3)	Level 3	—	—	136,061	134,857
Loan to joint venture	Note (1)	8,680	Note (1)	9,830	Note (1)
Long-term debt, including current portion	Level 2	(609,398)	(563,925)	(744,634)	(679,910)

(1)

The Company’s loan to the High-Q joint venture, together with the Company’s equity investment in the joint venture, are included in the carrying value of the Company’s interest in entity accounted investments in these consolidated financial statements. The fair value of the individual components of such aggregate interest as at June 30, 2014 and December 31, 2013 was not determinable.

Summary of Derivative Instrument Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

Changes in fair value during the three and six months ended June 30, 2014 and 2013 for the Company’s derivative instrument, a TIL stock purchase warrant, which is described below and is measured at fair value on the recurring basis using significant unobservable inputs (Level 3), are as follows:

	Three Months Ended		Six Months Ended
	June 30, 2014	June 30, 2013	June 30, 2014	June 30, 2013
	$	$	$	$
Fair value at the beginning of the period	5,857	—	—	—
Fair value on issuance	—	—	3,420	—
Unrealized (loss) gain included in earnings	(1,831)	—	606	—

Fair value at the end of the period	4,026	—	4,026	—

Summary of Financing Receivables

The following table contains a summary of the Company’s financing receivables by type and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

			June 30, 2014	December 31, 2013
Class of Financing Receivable	Credit Quality Indicator	Grade	$	$
Loan to joint venture	Other internal metrics	Performing	8,680	9,830
Investment in term loans and interest receivable	Collateral	Non-performing(1)	—	136,061

			8,680	145,891

(1)

The borrowers under the Loans were in default on their interest payment obligations since the first quarter of 2013, and subsequently, in default of the repayment of the loan maturity date in July 2013. On March 21, 2014, the Company took ownership of the vessels held as collateral in satisfaction of the term loans and accrued interest (see note 3), and the vessels were sold in May 2014 (see note 10).